LOANS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 347,050	$ 368,344
Less deferred loan origination fees, net	(550)	(452)
Loans	346,500	367,892
Allowance for loan losses	(7,054)	(7,897)	(10,034)
Total loans, net	339,446	359,995
Percentage of Deferred Origination Fees	(0.16%)	(0.12%)
Percent of Loans	100.00%	100.00%
Family Residential Real Estate 1 to 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	35,006	41,017
Allowance for loan losses	(826)	(1,070)	(1,661)
Percent of Loans	10.10%	11.14%
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	169,176	186,949
Allowance for loan losses	(4,599)	(4,946)	(4,771)
Percent of Loans	48.82%	50.82%
Multi Family Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,739	19,524
Allowance for loan losses	(74)	(106)	(127)
Percent of Loans	5.70%	5.31%
Construction Loans Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	53,325	48,220
Allowance for loan losses	(565)	(798)	(1,540)
Percent of Loans	15.39%	13.11%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	31,863	34,603
Allowance for loan losses	(680)	(627)	(1,122)
Percent of Loans	9.20%	9.41%
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	309,109	330,313
Percent of Loans	89.21%	89.79%
Commercial and Industrial Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29,166	29,297
Allowance for loan losses	(245)	(278)	(719)
Percent of Loans	8.42%	7.96%
Loans to Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,584	8,615
Percent of Loans	2.48%	2.34%
Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	191	119
Percent of Loans	0.05%	0.03%
Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 37,941	$ 38,031
Percent of Loans	10.95%	10.33%